Equity (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($) shares
Equity (Details) [Line Items]
Public offering of ordinary shares, net	$ 218,875
Deferred tax assets in connection with public offering expense	$ 1,156
Ordinary Shares [Member]
Equity (Details) [Line Items]
Sale of public offering shares (in Shares) | shares	7,931,034
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 3,400
Weighted-average period	3 years 3 months 18 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 76,000
Weighted-average period	2 years 8 months 12 days